Transportation Business Acquisition (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Nov. 07, 2013
Property and equipment			$ 3,397
Prepaid tires and other prepaid assets			276
Customer relationships			4,004
Trade name			72
Non-compete agreement			62
Vacation liability assumed			(132)
Total identifiable net assets assumed			7,679
Goodwill	2,344	0
Total Transportation Acquisition			10,023
Transportation Business Acquisition
Fair value of consideration transferred (cash paid)	(10,023)
Acquisition related costs expensed	75
Goodwill	$ 2,344